Financial Instruments - Summary of Reconciliation Fair Value Measurements in Level 3 of Fair Value Hierarchy (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Total gains and losses recognized in:
Equity instruments at FVOCI - net change in fair value, net of tax	$ 33,543	$ 1,825	$ (1,979)
Level 3 [Member]
Disclosure Of Financial Instruments [Line Items]
Opening balances	14,875
Total gains and losses recognized in:
Closing balances	10,075	14,875
Opening balances	5,409
Total gains and losses recognized in:
Closing balances	3,864	5,409
Level 3 [Member] | Other Liabilities Related to Business Combination [Member]
Disclosure Of Financial Instruments [Line Items]
Opening balances	14,875	14,921
Total gains and losses recognized in:
—profit or loss	1,181	(350)
-effect of movements in foreign exchange rates	(368)	304
Closing balances	10,075	14,875	14,921
Total gains and losses recognized in:
Payment during the period (refer note 7 (b))	(5,613)
Level 3 [Member] | Other Investments Equity Securities FVOCI [Member]
Total gains and losses recognized in:
Opening balances	5,409	3,584
Total gains and losses recognized in:
Equity instruments at FVOCI - net change in fair value, net of tax	33,543	1,825
Closing balances	452	$ 5,409	$ 3,584
Proceeds from sale of investment (refer note 9)	(38,500)
Level 3 [Member] | Other Investments Equity Securities FVTPL [Member]
Disclosure Of Financial Instruments [Line Items]
Acquired during the year (refer note 9)	3,412
Total gains and losses recognized in:
Closing balances	$ 3,412